Significant Accounting Policies [Text Block]: Cash and Cash Equivalents, Policy [Policy Text Block] (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Policies
Cash and Cash Equivalents, Policy

Cash and Cash Equivalents

For purposes of the statement of cash flows, the Company considers all highly liquid instruments purchased with a maturity of three months or less to be cash equivalents to the extent the funds are not being held for investment purposes.

         Research and Development Costs

The Company expenses research and development costs to operations as incurred. Research and development expenses are comprised of costs incurred in performing research and development activities, including employee-related expenses; laboratory supplies and other direct expenses; third-party contractual costs relating to nonclinical studies and related contract manufacturing expenses, development of manufacturing processes and regulatory registration.

 Cash and Cash Equivalents

For purposes of the statement of cash flows, the Company considers all highly liquid instruments purchased with a maturity of three months or less to be cash equivalents to the extent the funds are not being held for investment purposes.